Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 123,174	$ 93,485	$ 79,228	[1]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	98,468	79,105	66,275
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,227	9,484	8,151
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,479	$ 4,896	$ 4,802

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19